Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 96,714	¥ 67,820
Accumulated impairments and downward adjustments	(16,171)	(14,062)
Accumulated upward adjustments	2,201	1,742
Impairments and downward adjustments	(774)	(787)
Upward adjustments	¥ 1,185	¥ 1,360